Commitments	12 Months Ended
Dec. 31, 2013
Commitments
20.	COMMITMENTS

(a)	Purchase commitments

The Group uses EMS providers to provide manufacturing services for its products. During the normal course of business, in order to reduce manufacturing lead times and ensure adequate component supply, the Group enters into contracts with certain manufacturers that allow them to procure inventory based on criteria defined by the Group. As of December 31, 2013, the Group had commitments under non-cancellable contracts that future minimum purchases are $2,390 in 2014.

(b)	Operating lease as lessee

The Group has entered into operating lease agreements for its office spaces in the PRC. These leases expire at various dates through 2013. Rental expenses under such operating leases were $1,980, $1,826 and $2,037 for the years ended December 31, 2011, 2012 and 2013, respectively.

Future minimum rental lease payments under non-cancellable operating leases agreements are as follows:

Year 2014	$1,722
Year 2015 and thereafter	315

$2,037

(c)	Capital commitments

As of December 31, 2013, capital commitments for construction of property and purchase of property, plant and equipment are as follows:

Year 2014	$71,316
Year 2015 and thereafter	8,259

$79,575